Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net

7. Property and Equipment

Property and equipment at cost and accumulated depreciation are as follows:

	March 31, 2021	December 31, 2020
Land	$19,449	$7,277
Buildings	76,165	57,362
Machinery and equipment	43,357	9,581
Construction in progress	50,824	78,174
Leasehold improvements	2,320	871
Less: accumulated depreciation	(1,153)	(620)
Total property and equipment, net	$190,962	$152,645

Depreciation expense for the three months ended March 31, 2021 and 2020 was $1,772 and $21, respectively.

During the three months ended March 31, 2021, the Company continued construction on the two additional CEA facilities in Berea, Kentucky and Richmond, Kentucky. The Company also acquired the Morehead CEA facility and related property from Equilibrium Controlled Environment Foods Fund, LLC and its affiliates (“Equilibrium”), a related party (See Note 10(a)).

The purchase price for the Morehead CEA facility was $125,000, which was equal to a multiple of Equilibrium’s cost of acquire, develop and construct the Morehead CEA facility. The Morehead CEA facility was placed in service during the three months ended March 31, 2021. As of December 31, 2020, building cost included $56,748 related to Morehead CEA facility right-to-use assets held under a finance lease with Equilibrium.

(5)   Property and Equipment, net

Property and equipment at cost and accumulated depreciation at December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678,296	$—	$3,678,296
Land with a related party – see Note 8(a)	3,599,324	—	3,599,324
Buildings	57,362,041	(436,209)	56,925,832
Construction in progress	23,525,658	—	23,525,658
Construction in progress with a related party – see Note 8(a)	54,648,634	—	54,648,634
Automobiles	151,898	(14,791)	137,107
Leasehold improvements	871,259	(17,660)	853,599
Equipment	1,803,347	(68,074)	1,735,273
Machinery	7,625,332	(83,720)	7,541,612
	$153,265,789	$(620,454)	$152,645,335

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599,324	$—	$3,599,324
Equipment	25,399	(7,235)	18,164
Machinery	95,512	(11,926)	83,586
	$3,720,235	$(19,161)	$3,701,074

Depreciation expense for property and equipment for the year ended December 31, 2020 and 2019 was $175,843 and $16,129, respectively.

Building cost includes $56,747,769 related to right-to-use assets held under a finance lease with a related party (see Note 8(a)).